OTHER	12 Months Ended
Dec. 31, 2021
Disclosure Other [Abstract]
OTHER	OTHER
Brookfield Renewable’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2021	2020	2019
Legal provisions	28	$(58)	$(231)	$—
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal of assets	4	(41)	—	—
Change in fair value of property, plant and equipment		(63)	(101)	(65)
Amortization of service concession assets		(14)	(9)	(20)
Transaction costs		(8)	(13)	(5)
Loss on debt extinguishment		—	(12)	(35)
Other		(123)	(66)	(151)
		$(307)	$(432)	$(276)